Shareholder Report	12 Months Ended	44 Months Ended	92 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000004006
Shareholder Report [Line Items]
Fund Name	Emerging Europe Fund
Class Name	Investor Class
Trading Symbol	TREMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Europe Fund - Investor Class	$178	1.47%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Stocks in Türkiye gained ground, with investors encouraged by the adoption of more orthodox economic and monetary policies by the government of President Recep Tayyip Erdogan. In Poland, the formation of a pro-European Union coalition government in late 2023 was supportive to sentiment, as was the announcement in February 2024 that the country would gain access to previously withheld European Union funds as a result of the new government implementing reforms to restore judicial independence.

  Versus the MSCI Emerging Markets Europe Index Net, stock selection in Türkiye made the biggest contribution to relative performance. Shares in D-Market Elektronik Hizmetler (operating as Hepsiburada) soared after Kazakh fintech giant Kaspi acquired a majority stake in the online retailer. Our positions in supermarket chain BIM and mobile phone operator Turkcell added further value. On a sector basis, financials contributed significantly to portfolio returns, driven by the National Bank of Greece and Halyk Savings Bank of Kazakhstan.

  On the negative side, the main detractors from relative performance were largely idiosyncratic individual stocks, rather than due to allocations to particular countries or sectors. In particular, our position in Akbank held back portfolio returns; shares in the Turkish bank came under pressure in the second half of the review period. The position in Poland’s Bank Pekao also detracted from portfolio returns.

  The fund uses fundamental analysis to identify companies in Central and Eastern Europe that have sustainable, above-market earnings growth rates, while taking into account the relevant macroeconomic backdrop. Notable changes in positioning included higher allocations to Türkiye and Kazakhstan and a lower allocation to Greece.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Emerging Europe Fund (Investor Class)	42.15%	-18.15%	-8.86%
MSCI Emerging Markets Europe Index Net (Regulatory/Strategy Benchmark)	14.55	-16.45	-7.35

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 49,190,000	$ 49,190,000	$ 49,190,000
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount	$ (166,000)
InvestmentCompanyPortfolioTurnover	15.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$49,190 Number of Portfolio Holdings43
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	44.9%
Consumer Discretionary	21.3
Industrials & Business Services	15.8
Consumer Staples	8.1
Communication Services	5.9
Health Care	2.4
Real Estate	1.5
Materials	0.5
Energy	0.0
Other	-0.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

D-MARKET Elektronik Hizmetler ve Ticaret	14.6%
OTP Bank	9.1
National Bank of Greece	7.9
BIM Birlesik Magazalar	7.5
KOC Holding	5.0
Halyk Savings Bank of Kazakhstan	4.6
InPost	4.4
Kaspi.KZ	4.3
Eurobank Ergasias Services & Holdings	4.2
Akbank	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184316
Shareholder Report [Line Items]
Fund Name	Emerging Europe Fund
Class Name	I Class
Trading Symbol	TTEEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Europe Fund - I Class	$139	1.14%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Stocks in Türkiye gained ground, with investors encouraged by the adoption of more orthodox economic and monetary policies by the government of President Recep Tayyip Erdogan. In Poland, the formation of a pro-European Union coalition government in late 2023 was supportive to sentiment, as was the announcement in February 2024 that the country would gain access to previously withheld European Union funds as a result of the new government implementing reforms to restore judicial independence.

  Versus the MSCI Emerging Markets Europe Index Net, stock selection in Türkiye made the biggest contribution to relative performance. Shares in D-Market Elektronik Hizmetler (operating as Hepsiburada) soared after Kazakh fintech giant Kaspi acquired a majority stake in the online retailer. Our positions in supermarket chain BIM and mobile phone operator Turkcell added further value. On a sector basis, financials contributed significantly to portfolio returns, driven by the National Bank of Greece and Halyk Savings Bank of Kazakhstan.

  On the negative side, the main detractors from relative performance were largely idiosyncratic individual stocks, rather than due to allocations to particular countries or sectors. In particular, our position in Akbank held back portfolio returns; shares in the Turkish bank came under pressure in the second half of the review period. The position in Poland’s Bank Pekao also detracted from portfolio returns.

  The fund uses fundamental analysis to identify companies in Central and Eastern Europe that have sustainable, above-market earnings growth rates, while taking into account the relevant macroeconomic backdrop. Notable changes in positioning included higher allocations to Türkiye and Kazakhstan and a lower allocation to Greece.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/6/17
Emerging Europe Fund (I Class)	42.84%	-17.88%	-9.39%
MSCI Emerging Markets Europe Index Net (Regulatory/Strategy Benchmark)	14.55	-16.45	-7.88

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Mar. 06, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 49,190,000	$ 49,190,000	$ 49,190,000
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount	$ (166,000)
InvestmentCompanyPortfolioTurnover	15.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$49,190 Number of Portfolio Holdings43
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	44.9%
Consumer Discretionary	21.3
Industrials & Business Services	15.8
Consumer Staples	8.1
Communication Services	5.9
Health Care	2.4
Real Estate	1.5
Materials	0.5
Energy	0.0
Other	-0.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

D-MARKET Elektronik Hizmetler ve Ticaret	14.6%
OTP Bank	9.1
National Bank of Greece	7.9
BIM Birlesik Magazalar	7.5
KOC Holding	5.0
Halyk Savings Bank of Kazakhstan	4.6
InPost	4.4
Kaspi.KZ	4.3
Eurobank Ergasias Services & Holdings	4.2
Akbank	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225806
Shareholder Report [Line Items]
Fund Name	Emerging Europe Fund
Class Name	Z Class
Trading Symbol	TRZEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Europe Fund - Z Class	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Stocks in Türkiye gained ground, with investors encouraged by the adoption of more orthodox economic and monetary policies by the government of President Recep Tayyip Erdogan. In Poland, the formation of a pro-European Union coalition government in late 2023 was supportive to sentiment, as was the announcement in February 2024 that the country would gain access to previously withheld European Union funds as a result of the new government implementing reforms to restore judicial independence.

  Versus the MSCI Emerging Markets Europe Index Net, stock selection in Türkiye made the biggest contribution to relative performance. Shares in D-Market Elektronik Hizmetler (operating as Hepsiburada) soared after Kazakh fintech giant Kaspi acquired a majority stake in the online retailer. Our positions in supermarket chain BIM and mobile phone operator Turkcell added further value. On a sector basis, financials contributed significantly to portfolio returns, driven by the National Bank of Greece and Halyk Savings Bank of Kazakhstan.

  On the negative side, the main detractors from relative performance were largely idiosyncratic individual stocks, rather than due to allocations to particular countries or sectors. In particular, our position in Akbank held back portfolio returns; shares in the Turkish bank came under pressure in the second half of the review period. The position in Poland’s Bank Pekao also detracted from portfolio returns.

  The fund uses fundamental analysis to identify companies in Central and Eastern Europe that have sustainable, above-market earnings growth rates, while taking into account the relevant macroeconomic backdrop. Notable changes in positioning included higher allocations to Türkiye and Kazakhstan and a lower allocation to Greece.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Emerging Europe Fund (Z Class)	44.43%	-23.06%
MSCI Emerging Markets Europe Index Net (Regulatory/Strategy Benchmark)	14.55	-20.45

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 49,190,000	$ 49,190,000	$ 49,190,000
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount	$ (166,000)
InvestmentCompanyPortfolioTurnover	15.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$49,190 Number of Portfolio Holdings43
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	44.9%
Consumer Discretionary	21.3
Industrials & Business Services	15.8
Consumer Staples	8.1
Communication Services	5.9
Health Care	2.4
Real Estate	1.5
Materials	0.5
Energy	0.0
Other	-0.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

D-MARKET Elektronik Hizmetler ve Ticaret	14.6%
OTP Bank	9.1
National Bank of Greece	7.9
BIM Birlesik Magazalar	7.5
KOC Holding	5.0
Halyk Savings Bank of Kazakhstan	4.6
InPost	4.4
Kaspi.KZ	4.3
Eurobank Ergasias Services & Holdings	4.2
Akbank	3.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless